UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21113
                                    --------------------------------------------

                      Touchstone Institutional Funds Trust
 -------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

       303 Broadway, Suite 1100 Cincinnati, OH                 45202-4203
--------------------------------------------------------------------------------
       (Address of principal executive offices)                (Zip code)


Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:    12/31
                          --------
Date of reporting period: 09/30/09
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Large Cap Value Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
PREFERRED STOCK -- 0.3%                                   SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 0.3%
General Motors Corp.                                      13,500  $      43,875
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.1%
FINANCIALS -- 34.5%
Bank of America Corp.+                                    47,500        803,699
Capital One Financial Corp.                               16,600        593,118
Citigroup, Inc.*                                         130,146        629,907
Genworth Financial, Inc. - Class A*                       57,460        686,647
Hartford Financial Services Group, Inc.                   26,500        702,250
Huntington Bancshares, Inc.+                              88,100        414,951
Lincoln National Corp.                                     7,600        196,916
Marshall & llsley Corp.                                   73,400        592,338
Popular, Inc.*                                            33,200         93,956
Regions Financial Corp.                                   57,300        355,833
SunTrust Banks, Inc.                                       2,700         60,885
--------------------------------------------------------------------------------
                                                                      5,130,500
--------------------------------------------------------------------------------

ENERGY -- 19.4%
Arch Coal, Inc.+                                          38,300        847,579
Chesapeake Energy Corp.+                                  31,600        897,440
Nabors Industries Ltd.*+                                  19,400        405,460
Peabody Energy Corp.                                      19,800        736,956
--------------------------------------------------------------------------------
                                                                      2,887,435
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 16.4%
D R Horton, Inc.                                          26,800        305,788
J.C. Penney Co., Inc.                                      7,500        253,125
Magna International, Inc. - Class A*                       9,500        403,940
Pulte Homes, Inc.*+                                       69,702        766,025
Ryland Group, Inc.+                                       33,500        705,845
--------------------------------------------------------------------------------
                                                                      2,434,723
--------------------------------------------------------------------------------

UTILITIES -- 9.5%
Allegheny Energy, Inc.                                     8,100        214,812
Mirant Corp.*                                             27,100        445,253
RRI Energy, Inc.*                                        105,600        753,984
--------------------------------------------------------------------------------
                                                                      1,414,049
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 9.2%
Alcatel-Lucent - ADR*                                    138,000        619,620
Dell, Inc.*                                               18,700        285,362
Motorola, Inc.*                                           53,600        460,424
--------------------------------------------------------------------------------
                                                                      1,365,406
--------------------------------------------------------------------------------

INDUSTRIALS -- 4.2%
Navistar International Corp.*                             16,800        628,656
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.9%
Sprint Nextel Corp.*                                     147,400        582,230
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.0%
Smithfield Foods, Inc.*                                   11,000        151,800
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  14,594,799
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 26.7%
Invesco AIM Liquid
   Assets Portfolio**                                  3,634,187      3,634,187
Touchstone Institutional
   Money Market Fund^                                    342,607        342,607
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   3,976,794
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 125.1%
(Cost $15,942,589)                                                $  18,615,468
LIABILITIES IN EXCESS OF OTHER ASSETS -- (25.1%)                     (3,732,389)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  14,883,079
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $3,459,749.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common Stock      $  14,594,799   $          --   $          --   $  14,594,799
Preferred Stock          43,875              --              --          43,875
Mutual Fund           3,976,794              --              --       3,976,794
                  --------------------------------------------------------------
                                                                  $  18,615,468

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
JSAM Institutional Value Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 98.8%                                    SHARES       VALUE
--------------------------------------------------------------------------------

FINANCIALS -- 34.1%
Bank of America Corp.+                                    12,490  $     211,331
Capital One Financial Corp.                                2,900        103,617
Citigroup, Inc.*                                          51,800        250,712
Genworth Financial, Inc. - Class A*                       39,886        476,638
Hartford Financial Services Group, Inc.                   15,800        418,700
Huntington Bancshares, Inc.                              103,200        486,072
Lincoln National Corp.                                     6,200        160,642
Marshall & Ilsley Corp.                                   52,300        422,061
MGIC Investment Corp.*+                                   40,700        301,587
Popular, Inc.*                                           232,000        656,560
Protective Life Corp.+                                     2,300         49,266
Regions Financial Corp.                                   25,300        157,113
--------------------------------------------------------------------------------
                                                                      3,694,299
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 23.2%
Brunswick Corp.                                           11,100        132,978
Champion Enterprises, Inc.*                               14,000          6,440
Cooper Tire & Rubber Co.                                   6,200        108,996
D R Horton, Inc.                                          14,800        168,868
J.C. Penney Co., Inc.                                      3,900        131,625
Libbey, Inc.*+                                            71,900        276,815
Liz Claiborne, Inc.*                                       3,000         14,790
Magna International, Inc. - Class A*                       7,700        327,404
Office Depot, Inc.*                                       67,700        448,174
Pulte Homes, Inc.*+                                       44,377        487,703
Ryland Group, Inc.+                                       14,900        313,943
Whirlpool Corp.+                                           1,200         83,952
--------------------------------------------------------------------------------
                                                                      2,501,688
--------------------------------------------------------------------------------

ENERGY -- 16.0%
Arch Coal, Inc.+                                          27,700        613,001
Chesapeake Energy Corp.+                                   3,800        107,920
Forest Oil Corp.*                                         33,100        647,767
Nabors Industries Ltd.*+                                  12,400        259,160
Peabody Energy Corp.                                       2,700        100,494
--------------------------------------------------------------------------------
                                                                      1,728,342
--------------------------------------------------------------------------------

UTILITIES -- 7.3%
Mirant Corp.*                                             10,300        169,229
RRI Energy, Inc.*                                         86,000        614,040
--------------------------------------------------------------------------------
                                                                        783,269
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.2%
Hudson Highland Group, Inc.*                              87,600        266,304
Navistar International Corp.*                             13,700        512,654
--------------------------------------------------------------------------------
                                                                        778,958
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 7.0%
Alcatel-Lucent - ADR*                                     93,400        419,366
Alliance Semiconductor Corp.                              50,100         13,026
Avnet, Inc.*                                               3,900        101,283
Motorola, Inc.*                                           26,200        225,058
--------------------------------------------------------------------------------
                                                                        758,733
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.5%
Sprint Nextel Corp.*                                      68,100        268,995
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 1.5%
Smithfield Foods, Inc.*                                   12,000        165,600
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  10,679,884
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 19.0%
Invesco AIM Liquid
   Assets Portfolio**                                  1,993,016      1,993,016
Touchstone Institutional
   Money Market Fund^                                     56,084         56,084
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   2,049,100
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.8%
(Cost $14,081,746)                                                $  12,728,984

LIABILITIES IN EXCESS OF OTHER ASSETS -- (17.8%)                     (1,925,617)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  10,803,367
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $1,893,509.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common Stock      $  10,679,884   $          --   $          --   $  10,679,884
Mutual Fund           2,049,100              --              --       2,049,100
                  --------------------------------------------------------------
                                                                  $  12,728,984

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.9%                                    SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 22.0%
Activision Blizzard, Inc.*                                13,300  $     164,787
Agilent Technologies, Inc.*                                7,300        203,159
Akamai Technologies, Inc.*+                               15,040        295,987
Broadcom Corp. - Class A*                                  6,000        184,140
Cognizant Technology Solutions Corp.*                      5,850        226,161
Cree, Inc.*                                                2,425         89,119
Intersil Corp. - Class A                                  17,835        273,054
Intuit, Inc.*                                              4,200        119,700
KLA-Tencor Corp.+                                          4,330        155,274
Marvell Technology Group Ltd.*                            19,000        307,610
Mastercard, Inc. - Class A+                                  920        185,978
Novellus Systems, Inc.                                     6,300        132,174
NVIDIA Corp.*                                              9,300        139,779
Paychex, Inc.                                              5,200        151,060
Polycom, Inc.*                                             7,365        197,014
Red Hat, Inc.*+                                           18,635        515,070
Salesforce.com, Inc.*                                      1,600         91,088
SanDisk Corp.*                                             6,600        143,220
Shanda Games Ltd.*                                         8,945        104,657
Skyworks Solutions, Inc.*+                                16,865        223,293
TriQuint Semiconductor, Inc.*                            103,705        800,602
--------------------------------------------------------------------------------
                                                                      4,702,926
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 19.3%
Apollo Group, Inc.*                                        3,400        250,478
Bed Bath & Beyond, Inc.*+                                  3,700        138,898
Best Buy Co., Inc.+                                        4,350        163,212
Chico's FAS, Inc.*                                        20,770        270,010
Chipotle Mexican Grill, Inc. - Class A*+                     790         76,670
Coach, Inc.                                               21,000        691,319
Deckers Outdoor Corp.*                                     4,450        377,583
Dick's Sporting Goods, Inc.*                              23,900        535,360
Dollar Tree, Inc.*                                         1,100         53,548
DreamWorks Animiation SKG, Inc.*                           4,125        146,726
Expedia, Inc.*                                             4,865        116,517
Guess?, Inc.                                               4,900        181,496
New Oriental Education &
   Technology Group, Inc.*+                                  685         55,108
Starbucks Corp.*+                                         10,100        208,565
Strayer Education, Inc.+                                     465        101,221
Tiffany & Co.                                              7,300        281,269
TJX Cos., Inc.                                             5,200        193,180
Urban Outfitters, Inc.*                                    9,400        283,598
--------------------------------------------------------------------------------
                                                                      4,124,758
--------------------------------------------------------------------------------

HEALTH CARE -- 18.2%
Cephalon, Inc.*+                                           8,600        500,864
Community Health Systems, Inc.*                            4,500        143,685
Cubist Pharmaceuticals, Inc.*                             34,600        698,920
Dendreon Corp.*                                            3,600        100,764
Humana, Inc.*                                              4,900        182,770
Illumina, Inc.*+                                          20,380        866,151
Metabolix, Inc.*                                          28,680        294,830
Myriad Genetics, Inc.*                                    27,100        742,540
Onyx Pharmaceuticals, Inc.                                 3,800        113,886
Waters Corp.*+                                             4,090        228,467
--------------------------------------------------------------------------------
                                                                      3,872,877
--------------------------------------------------------------------------------

FINANCIALS -- 18.0%
Affiliated Managers Group, Inc.*+                          3,000        195,030
Blackstone Group L.P. (The)                               63,700        904,539
CB Richard Ellis Group, Inc. - Class A*                    5,600         65,744
East West Bancorp, Inc.+                                  29,155        241,987
Greenhill & Co., Inc.                                      5,670        507,919
InterContinental Exchange, Inc.*                           1,350        131,207
Jefferies Group, Inc.*+                                   11,265        306,746
MSCI, Inc. - Class A*                                      5,700        168,834
NASDAQ OMX Group, Inc.*                                   36,500        768,324
T. Rowe Price Group, Inc.                                  4,200        191,940
TD Ameritrade Holding Corp.*                               4,260         83,581
Zions Bancorp.                                            15,010        269,730
--------------------------------------------------------------------------------
                                                                      3,835,581
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.0%
CH Robinson Worldwide, Inc.+                               3,300        190,575
Continental Airlines, Inc. - Class B*                      4,375         71,925
Expeditors International of
   Washington, Inc.+                                       7,320        257,298
Flowserve Corp.                                            1,650        162,591
Fluor Corp.                                                2,100        106,785
Goodrich Co.                                               2,295        124,710
GT Solar International, Inc.*+                            23,300        135,373
Jacobs Engineering Group, Inc.*                            1,980         90,981
Precision Castparts Corp.                                  1,750        178,273
Quanta Services, Inc.*+                                    9,060        200,498
SunPower Corp. - Class A*+                                23,525        703,162
Suntech Power Holdings Co. Ltd.*+                         16,580        252,016
URS Corp.*                                                 2,040         89,046
--------------------------------------------------------------------------------
                                                                      2,563,233
--------------------------------------------------------------------------------

ENERGY -- 4.1%
Atwood Oceanics, Inc.*                                     5,500        193,985
Continental Resources, Inc.*+                              2,600        101,842
FMC Technologies, Inc.*                                    4,600        240,304
Petrohawk Energy Corp.*                                    5,400        130,734
Range Resources Corp.                                      4,200        207,312
--------------------------------------------------------------------------------
                                                                        874,177
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.5%
American Tower Corp. - Class A*                            2,100         76,440
Clearwire Corp. - Class A*+                               35,700        290,241
NII Holdings, Inc.*                                       12,900        386,742
--------------------------------------------------------------------------------
                                                                        753,423
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Mazama Institutional Growth Fund (Continued)
--------------------------------------------------------------------------------

                                                                       MARKET
COMMON STOCKS -- 99.9% (CONTINUED)                        SHARES       VALUE
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 2.5%
Avon Products, Inc.                                        5,600  $     190,176
Church & Dwight Co., Inc.                                  1,100         62,414
Mead Johnson Nutrition Co. - Class A+                      1,600         72,176
Whole Foods Market, Inc.*+                                 6,700        204,283
--------------------------------------------------------------------------------
                                                                        529,049
--------------------------------------------------------------------------------

MATERIALS -- 0.3%
Titanium Metals Corp.*                                     6,835         65,548
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $  21,321,572
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 28.2%
Invesco AIM Liquid
   Assets Portfolio**                                  5,857,438      5,857,438
Touchstone Institutional
   Money Market Fund^                                    159,107        159,107
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $   6,016,545
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 128.1%
(Cost $23,537,524)                                                $  27,338,117

LIABILITIES IN EXCESS OF OTHER ASSETS -- (28.1%)                     (6,000,716)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $  21,337,401
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $5,693,080.

**    Represents collateral for securities loaned.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common Stock      $  21,321,572   $          --   $          --   $  21,321,572
Mutual Fund           6,016,545              --              --       6,016,545
                  --------------------------------------------------------------
                                                                  $  27,338,117

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Portfolio of Investments
Sands Capital Institutional Growth Fund - September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


                                                                       MARKET
COMMON STOCKS -- 97.5%                                    SHARES       VALUE
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY -- 31.0%
Apple, Inc.*                                             354,250  $  65,667,322
Broadcom Corp. - Class A*                                618,800     18,990,972
Flir Systems, Inc.*                                      565,700     15,822,629
Google, Inc. - Class A*                                  108,800     53,948,480
QUALCOMM, Inc.                                           933,000     41,966,340
Salesforce.com, Inc.*                                    661,500     37,659,195
Visa, Inc. - Class A                                     637,100     44,029,981
VMware, Inc.*                                            339,400     13,633,698
--------------------------------------------------------------------------------
                                                                    291,718,617
--------------------------------------------------------------------------------

HEALTH CARE -- 21.9%
Allergan, Inc.                                           733,700     41,644,812
Genzyme Corp.*                                           865,100     49,077,123
Illumina, Inc.*                                          177,825      7,557,563
Intuitive Surgical, Inc.*                                207,100     54,311,975
Mindray Medical International Ltd.                       397,800     12,984,192
Stryker Corp.                                            372,500     16,922,675
Varian Medical Systems, Inc.*                            550,900     23,209,417
--------------------------------------------------------------------------------
                                                                    205,707,757
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY -- 15.0%
Amazon.com, Inc.*                                        570,100     53,224,536
Las Vegas Sands Corp.*                                 1,261,126     21,237,362
NIKE, Inc. - Class B                                     405,600     26,242,320
Staples, Inc.                                            737,703     17,129,464
Starbucks Corp.*                                       1,116,700     23,059,855
--------------------------------------------------------------------------------
                                                                    140,893,537
--------------------------------------------------------------------------------

ENERGY -- 14.1%
FMC Technologies, Inc.*                                  738,900     38,600,136
National Oilwell Varco, Inc.*                          1,237,640     53,379,413
Schlumberger Ltd.                                        683,200     40,718,720
--------------------------------------------------------------------------------
                                                                    132,698,269
--------------------------------------------------------------------------------

FINANCIALS -- 7.5%
Charles Schwab Corp.                                     579,761     11,102,423
CME Group, Inc. - Class A+                                79,200     24,408,648
IntercontinentalExchange, Inc.*                          360,320     35,019,501
--------------------------------------------------------------------------------
                                                                     70,530,572
--------------------------------------------------------------------------------

MATERIALS -- 4.0%
Monsanto Co.                                             483,900     37,453,860
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 2.8%
America Movil S.A. - ADR                                 596,200     26,131,446
--------------------------------------------------------------------------------

INDUSTRIALS -- 1.2%
Iron Mountain, Inc.* +                                   433,400     11,554,444
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS                                               $ 916,688,502
--------------------------------------------------------------------------------

INVESTMENT FUNDS -- 6.3%
Invesco AIM Liquid
   Assets Portfolio**                                 19,987,979     19,987,979
Touchstone Institutional
   Money Market Fund^                                 38,976,586     38,976,586
--------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                            $  58,964,565
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 103.8%
(Cost $917,558,096)                                               $ 975,653,067

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.8%)                     (36,136,643)
--------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                              $ 939,516,424
================================================================================

*     Non-income producing security.

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

+ All or a portion of the security is on loan. The total value of securities on loan as of September 30, 2009, was $19,435,951.

**    Represents collateral for securities loaned.

ADR American Depository Receipt.

OTHER INFORMATION:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

                       VALUATION INPUTS AT REPORTING DATE:
DESCRIPTION          LEVEL 1         LEVEL 2        LEVEL 3           TOTAL
--------------------------------------------------------------------------------
Common Stock      $ 916,688,502   $          --   $          --   $ 916,688,502
Mutual Fund          58,964,565                              --   -- 58,964,565
                  --------------------------------------------------------------
                                                                  $ 975,653,067

See accompanying notes to portfolios of investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments September 30, 2009 (Unaudited)
--------------------------------------------------------------------------------


SECURITY VALUATION

The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds.

The Funds have adopted FASB ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o Level 1 -  quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2009, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, is included in each Fund's Portfolio of Investments.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

PORTFOLIO SECURITIES LOANED

Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount at least equal to the market value of the loaned securities. As of September 30, 2009, the following Funds loaned securities and received collateral as follows:

                                                   FAIR VALUE OF     VALUE OF
                                                     SECURITIES     COLLATERAL
                                                       LOANED        RECEIVED
--------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund            $   3,459,749  $   3,634,187
JSAM Institutional Value Fund                      $   1,893,509  $   1,993,016
Mazama Institutional Growth Fund                   $   5,693,080  $   5,857,438
Sands Capital Institutional Growth                 $  19,435,951  $  19,987,979

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

DIVIDENDS AND DISTRIBUTIONS

The Funds pay distributions of net income quarterly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

--------------------------------------------------------------------------------
Touchstone Institutional Funds Trust - Notes to Portfolios of Investments (Continued)
--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION

As of September 30, 2009, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as FOLLOWS:

                                                                  GROSS           GROSS         NET UNREALIZED
                                               FEDERAL         UNREALIZED       UNREALIZED       APPRECIATION
                                               TAX COST       APPRECIATION     DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
JSAM Institutional Large Cap Value Fund     $   17,105,370   $    3,300,423   $   (1,790,325)   $    1,510,098
JSAM Institutional Value Fund               $   14,492,976   $    1,853,894   $   (3,617,886)   $   (1,763,992)
Mazama Institutional Growth Fund            $   24,055,337   $    4,354,007   $   (1,071,227)   $    3,282,780
Sands Capital Institutional Growth Fund     $  963,457,326   $  110,174,548   $  (97,978,807)   $   12,195,741

CONCENTRATIONS/RISKS

Each Fund may invest a high percentage of its assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds' net asset value and magnified effect on the total return.

SUBSEQUENT EVENTS

The Funds evaluated subsequent events from September 30, 2009, the date of these financial statements, through November 23, 2009, the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Funds' financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Institutional Funds Trust


By:    /s/ Jill T. McGruder
       -----------------------------
Name:  Jill T. McGruder
Title: President

Date:   November 19, 2009

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       -----------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller

Date:  November 18, 2009